CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 8) (Parent Company) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Investments in subsidiaries and VIE	$ 104,976	635,496	572,995
Equity in income in subsidiaries and the VIE	$ 14,115	85,450	45,200	26,074